Vanguard Ultra-Short-Term Tax-Exempt Fund N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VANGUARD MUNICIPAL BOND FUNDS
Entity Central Index Key	0000225997
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Feb. 27, 2026